Accruals and other current liabilities	12 Months Ended
Sep. 30, 2025
Payables and Accruals [Abstract]
Accruals and other current liabilities
9	Accruals and other current liabilities

	As of September 30,
	2025	2024
	US$	US$
Accruals:
Staff cost	100,691	136,855
Staff bonus	10,148	20,813
Other	11,944	48,207
	122,783	205,875